CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Shareholders' Equity
Balance	$ 40,012,946	$ 283,401,981	$ 215,252,534
Balance (in shares)	101,366,544
Shares issued to certain subscribers			68,996,741
Share repurchases			(1,877,565)
Exercise of share options		39,000	92,840
Exercise of share options (in shares)		39,100
Restricted shares (in shares)	194,200	14,429
Share-based compensation	842,290	668,654	817,673
Foreign currency transaction adjustment	2,536,356	2,431,227	12,872,968
Net loss	(24,056,359)	(246,527,916)	(12,618,254)
Balance	19,335,233	40,012,946	283,401,981
Balance (in shares)	101,560,744	101,366,544
Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
Shares issued to certain subscribers			1,737
Shares issued to certain subscribers (in shares)			17,375,479
Share repurchases			(106)
Shares repurchases (in shares)			(1,062,450)
Exercise of share options		4	8
Exercise of share options (in shares)		39,100	88,334
Restricted shares	19	2	2
Restricted shares (in shares)	194,200	14,429	16,764
Balance	10,156	10,137	10,131
Balance (in shares)	101,560,744	101,366,544	101,313,015
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	342,670,656	341,963,008	273,934,960
Shares issued to certain subscribers			68,995,004
Share repurchases			(1,877,459)
Exercise of share options		38,996	92,832
Restricted shares	(19)	(2)	(2)
Share-based compensation	842,290	668,654	817,673
Balance	343,512,927	342,670,656	341,963,008
Accumulated deficit
Increase (Decrease) in Shareholders' Equity
Balance	(340,138,407)	(93,729,215)	(81,225,923)
Net loss	(23,967,870)	(246,409,192)	(12,503,292)
Balance	(364,106,277)	(340,138,407)	(93,729,215)
Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	37,371,672	34,940,445	22,067,477
Foreign currency transaction adjustment	2,536,356	2,431,227	12,872,968
Balance	39,908,028	37,371,672	34,940,445
VISIONCHINA MEDIA INC.
Increase (Decrease) in Shareholders' Equity
Balance	39,914,058	283,184,369	214,785,004
Balance (in shares)	101,366,544
Shares issued to certain subscribers			68,996,741
Share repurchases			(1,877,565)
Exercise of share options		39,000	92,840
Restricted shares	0
Share-based compensation	842,290	668,654	817,673
Foreign currency transaction adjustment	2,536,356	2,431,227	12,872,968
Net loss	(23,967,870)	(246,409,192)	(12,503,292)
Balance	19,324,834	39,914,058	283,184,369
Balance (in shares)	101,560,744	101,366,544
VISIONCHINA MEDIA INC. | Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
Shares issued to certain subscribers			1,737
Shares issued to certain subscribers (in shares)			17,375,479
Share repurchases			(106)
Shares repurchases (in shares)			(1,062,450)
Exercise of share options		4	8
Exercise of share options (in shares)		39,100	88,334
Restricted shares	19	2	2
Restricted shares (in shares)	194,200	14,429	16,764
Balance	10,156	10,137	10,131
Balance (in shares)	101,560,744	101,366,544	101,313,015
VISIONCHINA MEDIA INC. | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	342,670,656	341,963,008	273,934,960
Shares issued to certain subscribers			68,995,004
Share repurchases			(1,877,459)
Exercise of share options		38,996	92,832
Restricted shares	(19)	(2)	(2)
Share-based compensation	842,290	668,654	817,673
Balance	343,512,927	342,670,656	341,963,008
VISIONCHINA MEDIA INC. | Accumulated deficit
Increase (Decrease) in Shareholders' Equity
Balance	(339,626,880)	(93,217,688)	(80,714,396)
Restricted shares	0
Net loss	(23,967,870)	(246,409,192)	(12,503,292)
Balance	(363,594,750)	(339,626,880)	(93,217,688)
VISIONCHINA MEDIA INC. | Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	36,860,145	34,428,918	21,555,950
Restricted shares	0
Foreign currency transaction adjustment	2,536,356	2,431,227	12,872,968
Balance	$ 39,396,501	$ 36,860,145	$ 34,428,918